FAIR VALUE MEASUREMENTS - Recurring Fair Value Measurements (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Life settlement policies	$ 125,488,525	$ 122,296,559	$ 13,809,352
Available-for-sale securities, at fair value	1,145,630	1,105,935	1,000,000
Other investments	1,650,000	1,650,000	1,300,000
S&P 500 options	3,513,964	2,348,998
Liabilities:
Private placement warrants	5,696,000	6,642,960	0
Fair Value, Recurring
Assets:
Life settlement policies	125,488,525	122,296,559	13,809,352
Available-for-sale securities, at fair value	1,145,630	1,105,935	1,000,000
Other investments		1,650,000	1,300,000
S&P 500 options	3,513,964	2,348,998	890,829
Other assets		0
Total assets held at fair value	130,148,119	125,751,492	17,000,181
Liabilities:
Debt maturing within one year	15,648,628	13,029,632
Long-term debt	73,440,696	55,318,924	28,249,653
Private placement warrants	5,696,000	6,642,960
Total liabilities held at fair value:	94,785,324	74,991,516	28,249,653
Fair Value, Recurring | Previously Reported
Assets:
Other assets		998,945
Total assets held at fair value		128,400,437
Fair Value, Recurring | Level 1
Assets:
Life settlement policies	0	0	0
Available-for-sale securities, at fair value	0	0	0
Other investments		0	0
S&P 500 options	3,513,964	2,348,998	890,829
Other assets		0
Total assets held at fair value	3,513,964	2,348,998	890,829
Liabilities:
Debt maturing within one year	0	0
Long-term debt	0	0	0
Private placement warrants	0	0
Total liabilities held at fair value:	0	0	0
Fair Value, Recurring | Level 1 | Previously Reported
Assets:
Other assets		998,945
Total assets held at fair value		3,347,943
Fair Value, Recurring | Level 2
Assets:
Life settlement policies	0	0	0
Available-for-sale securities, at fair value	0	0	0
Other investments		0	0
S&P 500 options	0	0	0
Other assets		0
Total assets held at fair value	0	0	0
Liabilities:
Debt maturing within one year	0	0
Long-term debt	0	0	0
Private placement warrants	0	0
Total liabilities held at fair value:	0	0	0
Fair Value, Recurring | Level 3
Assets:
Life settlement policies	125,488,525	122,296,559	13,809,352
Available-for-sale securities, at fair value	1,145,630	1,105,935	1,000,000
Other investments		1,650,000	1,300,000
S&P 500 options	0	0	0
Other assets		0
Total assets held at fair value	126,634,155	123,402,494	16,109,352
Liabilities:
Debt maturing within one year	15,648,628	13,029,632
Long-term debt	73,440,696	55,318,924	28,249,653
Private placement warrants	5,696,000	6,642,960
Total liabilities held at fair value:	$ 94,785,324	74,991,516	$ 28,249,653
Fair Value, Recurring | Level 3 | Previously Reported
Assets:
Total assets held at fair value		$ 125,052,494